Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates the Group’s Revenue

The following table disaggregates the Group’s revenue for the years ended June 30, 2024, 2025 and 2026:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
By revenue type:
Marketing campaign planning and execution	72,551,148	61,355,474	59,297,520
Online precision marketing	31,619,104	56,680,368	150,887,856
Offline advertising	4,635,050	2,753,207	-
Total	108,805,302	120,789,049	210,185,376

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
By recognition method:
At a point of time	72,551,148	61,355,474	59,297,520
Over time	36,254,154	59,433,575	150,887,856
Total	108,805,302	120,789,049	210,185,376

Schedule of Contract Assets and Liabilities

Contract assets and liabilities

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Contract liabilities type：
In time	2,115,522	1,416,745	3,468,237
Over time	-	962,264	-
Total	2,115,522	2,379,009	3,468,237

Schedule of Movements of Contract Liabilities

The movements of contract liabilities were as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Opening balance	2,115,522	2,379,009
Addition of contract liabilities	2,379,009	3,468,237
Revenue recognition during the year	(2,115,522)	(2,379,009)
Ending balance of contract liabilities	2,379,009	3,468,237

Schedule of Estimated Useful Lives of Intangible Assets	Their estimated useful lives of intangible assets are as follows:
Software	5 years
Intellectual property license	Over the term of the license agreement